Schedule of Assets	12 Months Ended
Dec. 31, 2025
EBP 004 [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets
The FirstBank 401(k) Retirement Plan for Residents of the
U.S. Virgin
Islands and the United States of America
EIN #: 66-0183103
Plan #: 004
Schedule H, Line 4(i) – Schedule of Assets (Held at
End of Year)
December 31, 2025
(b) Identity of issue, borrower, lessor or similar party
(c) Description of investment, including
maturity date and rate of interest (in the
case of notes receivable), or par value
(d)
Cost (e) Current value (a)
Common Stock
*
First BanCorp.
Common Stock
63,701
shares **
$ 1,320,517
Total Common Stock 1,320,517
Mutual Funds and Money Market Funds
Cohen & Steers Realty Shares Fund Class L Mutual Fund
2,317
shares **
152,154
Dodge & Cox Global Bond Fund X Mutual Fund
16,576
shares
**
186,478
Fidelity Extended Market Index Fund Mutual Fund
26,272
shares **
2,644,813
Fidelity International Index Fund Mutual Fund
30,633
shares
**
1,862,473
*
Schwab S&P 500 Index Fund- Select S Mutual Fund
435,691
shares **
7,642,025
Vanguard Inflation-Protected Securities Fund Mutual Fund
6,570
shares
**
150,904
Vanguard Target Retirement Income Fund Mutual Fund
24,953
shares **
346,103
Vanguard Target Retirement 2020 Fund Mutual Fund
21,779
shares
**
597,829
Vanguard Target Retirement 2025 Fund Mutual Fund
36,155
shares **
721,295
Vanguard Target Retirement 2030 Fund Mutual Fund
45,451
shares
**
1,923,936
Vanguard Target Retirement 2035 Fund Mutual Fund
30,529
shares **
835,897
Vanguard Target Retirement 2040 Fund Mutual Fund
20,745
shares
**
1,036,204
Vanguard Target Retirement 2045 Fund Mutual Fund
45,752
shares **
1,589,439
Vanguard Target Retirement 2050 Fund Mutual Fund
6,759
shares
**
400,662
Vanguard Target Retirement 2055 Fund Mutual Fund
9,905
shares **
655,300
Vanguard Target Retirement 2060 Fund Mutual Fund
4,360
shares
**
265,866
Vanguard Target Retirement 2065 Fund Mutual Fund
6,177
shares **
247,262
Vanguard Total Bond Market Index Fund Institutional
Shares Mutual Fund
185,473
shares
**
1,812,073
Vanguard Total Bond Market Index Fund Mutual Fund
0.1
shares **
1
*
State Street Institutional U.S. Government
Money Market Fund
Money Market Fund
32,591
shares **
32,591
*
Schwab Treasury Obligations Money Fund Money Market Fund
2,981,349 shares
**
2,981,349
Total Mutual Funds and Money Market Funds
26,084,654
Other
*
Notes receivable from participants
Interest rates ranging from 5.25%
to 10.50%. Maturities through October 2034
**
751,982
*
Schwab Personal Choice Retirement Account - Self-directed
Brokerage Account
**
346,265
Total Other
1,098,247
Total
$ 28,503,418
*
Party in-interest
** Historical cost is not required for participant directed
investments.
See accompanying report of Independent Registered
Public Accounting Firm.